Label	Element	Value
Lord Abbett Value Opportunities Fund | Lord Abbett Value Opportunities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lord Abbett Value Opportunities Fund
Strategy [Heading]	oef_StrategyHeading	The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.